SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
10
. SUBSEQUENT EVENTS
Management has evaluated subsequent events to determine if events or transactions occurring through the date the unaudited condensed financial statements were issued required potential adjustment to or disclosure in the unaudited condensed financial statements. Other than as described below, the Company concluded that there have been no events that have occurred that would require adjustments to the unaudited condensed financial statements.
On April 14
, 2025
, the Company entered into a business combination agreement (as it may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the “Business Combination Agreement”), by and among the Company, Kodiak Robotics Inc., a Delaware corporation (“Kodiak”), and AAC II Merger Sub, Inc., a Delaware corporation (“Merger Sub”). The transactions contemplated by the Business Combination Agreement are referred to as the “Proposed Business Combination.” Concurrently with the execution of the Business Combination Agreement, the Company entered into a sponsor support agreement with Kodiak and the Sponsor (the “Sponsor Support Agreement”), and certain stockholders of Kodiak entered into certain company support agreements with Kodiak and the Company. The Business Combination Agreement and the Proposed Business Combination were unanimously approved by the board of directors of each of the Company (including, in the case of the Company, the special committee of the board of directors, which consists of its independent directors), Merger Sub and Kodiak.
Concurrently with the execution of the Business Combination Agreement, in connection with a financing effort related to the Business Combination, AACT entered into subscription agreements with certain institutional and accredited investors (the “PIPE Investors” and the subscription agreements, the “Subscription Agreements”). Under the terms of the Subscription Agreements, the PIPE Investors agreed, subject to the terms and conditions set forth in the Subscription Agreements, and following the domestication, to subscribe for and purchase an aggregate of $60 million worth of shares of the post-closing company (the “PIPE Stock”). The base purchase price per share for the PIPE Stock will equal the redemption price of the Class A ordinary shares in connection with the closing of the Proposed Business Combination (the “Redemption Price”), subject to adjustment such that the purchase price per share will be 90% of the Redemption Price for any PIPE Investor that subscribes for $50 million or more of PIPE Stock. We refer to such transactions as the “PIPE Investments.” The closing of the PIPE Investments is conditioned upon, among other things, the completion or concurrent consummation of the Proposed Business Combination.
In connection with the potential PIPE Investments, the Company entered into arrangements with certain placement agents pursuant to which such placement agents and certain other parties will receive up to 4.0% of funds raised in connection with the PIPE Investment upon the successful consummation of a PIPE Investment subject to the payment of minimum amounts to certain placement agents. If the PIPE Investment does not occur, the Company will only be required to pay the minimum amount and will not be required to pay these contingent fees. The actual amount of fees payable will be based upon the final amounts in the PIPE Investment. No fees will be payable to the placement agents in connection with their role as placement agents in the event that the Company does not consummate the Proposed Business Combination.
In addition, prior to the execution of the Business Combination Agreement, the Company, AMCM, and the representatives of the several underwriters in connection with the Company’s Initial Public Offering agreed to adjust the aggregate amount payable to the underwriters as a deferred underwriting fee and to AMCM as a deferred Initial Public Offering advisory fee to an aggregate amount of $8,359,410.

For further details on the Proposed Business Combination, refer to the Current Report on Form
8-K
filed by the Company with the SEC on April 14
, 2025
.
On April 22
, 2025
, the Company held an extraordinary general meeting of shareholders (the “Shareholder Meeting”) and approved a proposal to amend the Company’s Amended and Restated Memorandum and Articles of Association to extend the date by which the Company has to consummate an initial business combination from April 25
, 2025
to January 26
, 2026
, or such earlier date as the Company’s board of directors may approve, or such later date that the shareholders may approve, in accordance with the Company’s Amended and Restated Memorandum and Articles of Association (the “Extension”). In connection with the approval of the Extension, shareholders elected to redeem an aggregate of 640,288 Class A ordinary shares, for which the Company paid cash from the Trust Account in the aggregate amount of approximately $7.1 million (approximately $11.16 per share) to redeeming shareholders.
In connection with the Extension, the Company issued an aggregate of 12,500,000 Class A ordinary shares to the Sponsor upon the conversion (the “Conversion”) by the Sponsor of an equal number of Class B ordinary shares. The 12,500,000 Class A ordinary shares issued in connection with the Conversion are subject to the same restrictions as applied to the Class B ordinary shares before the Conversion, including, among other things, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of an initial business combination as described in the Company’s prospectus for its Initial Public Offering. Following the Conversion and redemptions in connection with the Shareholder Meeting, there are 61,859,712 Class A ordinary shares and no Class B ordinary shares issued and outstanding.
In connection with the approval of the Extension, the Sponsor agreed to make monthly deposits directly to the Trust Account of $0.02 for each outstanding Class A ordinary share, other than Class A ordinary shares held by the Sponsor upon any conversion of Class B ordinary shares (each deposit, a “Contribution”), beginning on April 25
, 2025
. All Contributions will be repaid in full by the post-closing company at the time of the closing of the Proposed Business Combination. If the Proposed Business Combination does not close, 50
% of the Contributions will be an obligation of Kodiak and 50
% will be an obligation of the Company pursuant to a
non-interest
bearing, unsecured promissory note (the “Extension Promissory Note”) issued by the Company to the Sponsor. The Extension Promissory Note will be repaid to the Sponsor on the earlier of (i) the consummation of a business combination, or (ii) January 26
, 2026
. In April 2025
, the Sponsor deposited approximately $1.0 million into the Trust Account.

10. SUBSEQUENT EVENTS
Management has evaluated subsequent events to determine if events or transactions occurring through the date the financial statements were issued required potential adjustment to or disclosure in the financial statements. The Company concluded that there have been no events that have occurred that would require adjustments to the financial statements.